Tax Expense (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
StatementsLineItems [Line Items]
Gross amount	$ 123,047	$ 93,833	$ 81,994
Tax effect	20,918	15,952	13,939
Unutilized tax losses [Member]
StatementsLineItems [Line Items]
Gross amount	114,326	88,043	75,296
Tax effect	19,436	14,968	12,800
Difference in depreciation for tax purposes [Member]
StatementsLineItems [Line Items]
Gross amount	7,685	4,813	5,690
Tax effect	1,306	818	968
Provisions [Member]
StatementsLineItems [Line Items]
Gross amount	1,036	977	1,008
Tax effect	$ 176	$ 166	$ 171